UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	120 S. LaSalle Street
         	Suite 1330
         	Chicago, IL  60603

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Asst Vice President
Phone:    	312-759-3360
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    May 10, 2002

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	54

Form 13F Information Table Value Total:   	$125,518



List of Other Included Managers:

 None

                                             FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     4228    36760 SH       SOLE                    36760
ACE LTD                        COM              G0070K103     4472   107235 SH       SOLE                   107235
ALLTEL CORP                    COM              020039103     4486    80760 SH       SOLE                    80760
AMERISOURCEBERGEN CORP         COM              03073E105     3501    51253 SH       SOLE                    51253
AT&T WIRELESS CORP             COM              00209A106     1618   180783 SH       SOLE                   180783
AVENTIS                        COM              053561106     4068    59175 SH       SOLE                    59175
BANK ONE CORP                  COM              06423A103     3526    84405 SH       SOLE                    84405
BELLSOUTH CORP                 COM              079860102      248     6730 SH       SOLE                     6730
BERKSHIRE HATHAWAY INC - CL B  COM              084670207     3494     1475 SH       SOLE                     1475
BOSTON SCIENTIFIC              COM              101137107     3331   132755 SH       SOLE                   132755
BURLINGTON RESOURCES           COM              122014103     3805    94919 SH       SOLE                    94919
CANADIAN NATL RAILWAY CO       COM              136375102      290     5800 SH       SOLE                     5800
CENTURYTEL, INC.               COM              156700106     3124    91875 SH       SOLE                    91875
CHEVRONTEXACO CORP             COM              166764100     3728    41297 SH       SOLE                    41297
CITIGROUP INC                  COM              172967101      367     7405 SH       SOLE                     7405
COCA COLA CO                   COM              191216100      214     4100 SH       SOLE                     4100
CORNING INC                    COM              219350105       97    12690 SH       SOLE                    12690
DELL COMPUTERS                 COM              247025109     3767   144285 SH       SOLE                   144285
EXXON MOBIL CORP               COM              30231G102      260     5930 SH       SOLE                     5930
FLEETBOSTON FINANCIAL CORP     COM              339030108     3583   102364 SH       SOLE                   102364
FORTUNE BRANDS                 COM              349631101     3212    65050 SH       SOLE                    65050
GENERAL ELECTRIC               COM              369604103      790    21095 SH       SOLE                    21095
HEALTH MGMT ASSOCIATES INC     COM              421933102      247    11925 SH       SOLE                    11925
HEALTHSOUTH CORP               COM              421924101     4505   313942 SH       SOLE                   313942
HEINZ H J CO                   COM              423074103     3129    75395 SH       SOLE                    75395
HONEYWELL INC                  COM              438516106     1970    51465 SH       SOLE                    51465
INTEL CORP                     COM              458140100      577    18970 SH       SOLE                    18970
INTL BUS MACHINES              COM              459200101      304     2920 SH       SOLE                     2920
ISHARES S&P SMALL CAP 600 INDE COM              464287804      595     4855 SH       SOLE                     4855
IVAX CORP                      COM              465823102     2839   176860 SH       SOLE                   176860
JOHNSON & JOHNSON              COM              478160104      273     4200 SH       SOLE                     4200
JP MORGAN CHASE & CO           COM              46625H100     2167    60792 SH       SOLE                    60792
KERR MCGEE CORP                COM              492386107     4298    68390 SH       SOLE                    68390
KIMBERLY CLARK                 COM              494368103     3510    54285 SH       SOLE                    54285
KROGER                         COM              501044101     4350   196285 SH       SOLE                   196285
LILLY ELI CO                   COM              532457108      278     3650 SH       SOLE                     3650
MB FINANCIAL INC               COM              55264U108      333    11120 SH       SOLE                    11120
MOTOROLA                       COM              620076109     3298   232250 SH       SOLE                   232250
NATIONAL SEMICONDUCTOR CORP    COM              637640103     3351    99480 SH       SOLE                    99480
NEWS CORP LTD ADR NEW          COM              652487703     3981   140275 SH       SOLE                   140275
NU HORIZONS ELECTRONICS        COM              669908105      168    17025 SH       SOLE                    17025
PFIZER INC                     COM              717081103      237     5970 SH       SOLE                     5970
PHILLIPS PETROLEUM             COM              718507106      371     5904 SH       SOLE                     5904
SARA LEE CORP                  COM              803111103     3143   151420 SH       SOLE                   151420
SBC COMMUNICATIONS             COM              78387G103      245     6550 SH       SOLE                     6550
SUNGUARD DATA SYSTEMS          COM              867363103      372    11270 SH       SOLE                    11270
TARGET CORP                    COM              87612E106     2645    61343 SH       SOLE                    61343
TENET HEATHCARE CORP           COM              88033G100      362     5400 SH       SOLE                     5400
TEXAS INSTRUMENTS              COM              882508104     3623   109460 SH       SOLE                   109460
UNISYS CORP                    COM              909214108     4462   353320 SH       SOLE                   353320
UNUMPROVIDENT CORPORATION      COM              91529Y106     3836   137360 SH       SOLE                   137360
WALT DISNEY CO                 COM              254687106     2924   126711 SH       SOLE                   126711
WASHINGTON MUTUAL INC          COM              939322103     3008    90805 SH       SOLE                    90805
WILLIAMS COS                   COM              969457100     3908   165885 SH       SOLE                   165885